Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
Trade and Other Receivables [Abstract]
Trade and other receivables
7.	Trade and other receivables

(a)	This caption was made up as follows:

	Current		Non-current
	2021	2020	2021	2020
	S/(000)	S/(000)	S/(000)	S/(000)

Trade receivables (b)	91,072	73,366	-	-
Other accounts receivable	5,940	1,913	-	-
Accounts receivable from Parent company and affiliates, note 27	1,314	2,212	-	-
Funds restricted to tax payments	1,314	346	-	-
Loans granted	1,066	1,624	83	1,688
Other receivables from sale of fixed assets	937	1,781	-	-
Interest receivable	636	1,375	-	-
Loans to employees	610	357	-	-
Allowance for expected credit losses (d) and (e)	(5,539)	(5,324)	-	-
Financial assets classified as receivables (e)	97,350	77,650	83	1,688
Value-added tax credit	5,368	6,443	2,673	3,319
Other accounts receivable (c)	-	-	38,242	-
Tax refund receivable	-	319	9,242	9,242
Allowance for expected credit losses (d)	-	-	(9,034)	(9,034)
Non-financial assets classified as receivables	5,368	6,762	41,123	3,527
	102,718	84,412	41,206	5,215

(b)	Trade account receivables have current maturity (30 to 90 days) and those overdue bear interest.

(c)	On March 22, 2021, the Company received Tax Court Resolution N° 00905-4-21 that declares the calculation of Mining Royalty should be based on gross sale of the final product (cement) for the years 2008 and 2009. This is an opposite position to what is established by the Constitutional Court in the STC Exp. N° 1043-2013-PA/TC that declares founded the writ of protection presented by the Company and its right to calculate the Mining Royalty exclusively based on the value of the mining component, without considering in any way the value of the final products derived from industrial and manufacturing processes.

The Company has made, under protest, partial payments of the debts arbitrarily placed in collection. These payments as of December 31, 2021 amount to approximately S/38,242,000 and are presented in the caption “Miscellaneous receivables, net”, non-current assets. To date, the Company has initiated the corresponding legal actions to recover said payments and in the opinion of Management and its external legal advisors, it has a high probability of obtaining a favorable result.

(d)	The movement of the allowance for expected credit losses is as follows:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Opening balance	14,358	12,781	11,329
Additions, note 22	563	1,582	1,452
Recoveries	(348)	(5)	-
Ending balance	14,573	14,358	12,781

As of December 31, 2021, the additions include S/563,000 related to the provision for expected credit losses for trade receivables (S/1,582,000 as of December 31, 2020), which are presented in the caption “selling and distribution expenses” on the consolidated income statement, see notes 22.

(e)	The aging analysis of trade and other accounts receivable as of December 31, 2021 and 2020, is as follows:

As of December 31, 2021

			Past due but not impaired
	Total	Neither past due nor impaired	< 30 days	30-60 days	61-90 days	91-120 days	> 120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Expected credit loss rate	5.4%	0.0%	0.9%	1.7%	3.7%	-	76.5%
Carrying amount 2021	102,972	65,314	21,233	6,112	3,672	-	6,641
Expected credit loss	5,539	28	190	105	136	-	5,080

As of December 31, 2020

			Past due but not impaired
	Total	Neither past due nor impaired	< 30 days	30-60 days	61-90 days	91-120 days	> 120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Expected credit loss rate	6.3%	0.2%	10.8%	1.4%	4.2%	-	61.2%
Carrying amount 2020	84,662	68,044	1,943	5,665	1,134	-	7,876
Expected credit loss	5,324	167	209	79	48	-	4,821